CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	[1]	$ 7,459	$ 8,142,919	$ 1,295,773	$ 12,771,704	$ 67,613	$ 1,234,317	$ 23,519,785
Balance (in shares) at Dec. 31, 2008	[1]	14,959,000
Shares effectively issued to former shareholders of TopReach as part of the recapitalization		1,097	(1,755,096)	0	0	0	0	(1,753,999)
Shares effectively issued to former shareholders of TopReach as part of the recapitalization (in shares)		1,096,087
Issuance of ordinary shares to financial advisor at closing, fair value $7.9 per share		336	2,653,843	0		0	0	2,654,179
Issuance of ordinary shares to financial advisor at closing, fair value $7.9 per share (in shares)		335,972
Appropriation to statutory reserve		0	0	1,427,444	(1,427,444)	0	0	0
Foreign currency translation adjustment		0	0	0	0	11,367	185,443	196,810
Net income		0	0	0	17,437,983	3,587	0	17,441,570
Balance at Dec. 31, 2009		8,892	9,041,666	2,723,217	28,782,243	82,567	1,419,760	42,058,345
Balance (in shares) at Dec. 31, 2009		16,391,059
Issuance of shares to a senior executive as compensation		300	1,049,700	0	0	0	0	1,050,000
Issuance of shares to a senior executive as compensation (in shares)		300,000
Issuance of earnout shares		7,500	26,492,500	0	(26,500,000)	0	0	0
Shares forfeited and cancelled		(1,779)	0	0	0	0	0	(1,779)
Shares forfeited and cancelled (in shares)		(1,778,212)
Share based compensation		0	347,890	0	0	448,087	0	795,977
Changes in ownership interest from private placement of ShiFang shares		0	2,999,060	(1,136,270)	0	33,729,609	(592,399)	35,000,000
Changes in ownership interest from initial public offering of ShiFang shares		0	17,798,412	(396,738)	(474,084)	54,842,768	(206,841)	71,563,517
Costs associated with initial public offering		0	(9,186,967)	0	0	(8,997,771)	0	(18,184,738)
Appropriation to statutory reserve		0	0	368,073	(368,073)	0	0	0
Foreign currency translation adjustment		0	0	0	0	1,408,738	1,093,727	2,502,465
Net income		0	0	0	11,749,166	9,672,681	0	21,421,847
Balance at Dec. 31, 2010		14,913	48,542,261	1,558,282	13,189,252	91,186,679	1,714,247	156,205,634
Balance (in shares) at Dec. 31, 2010		14,912,847
Deemed acquisition of additional equity interests in ShiFang		0	1,237,927	0	0	(1,237,927)	0	0
Non-controlling interests arising from formation of subsidiaries		0	0	0	0	4,710,699	0	4,710,699
Share based compensation		0	374,316	0	0	467,790	0	842,106
Appropriation to statutory reserve		0	0	438,894	(438,894)	0	0	0
Foreign currency translation adjustment		0	0	0	0	3,644,367	2,578,330	6,222,697
Repurchase and cancellation of ShiFang shares		0	(721,290)	0	0	(901,410)	0	(1,622,700)
Net income		0	0	0	2,409,785	5,520,633	0	7,930,418
Balance at Dec. 31, 2011		$ 14,913	$ 49,433,214	$ 1,997,176	$ 15,160,143	$ 103,390,831	$ 4,292,577	$ 174,288,854
Balance (in shares) at Dec. 31, 2011		14,912,847

[1]	Represents the consolidated statement of changes in shareholders' equity of Olympia Media Holdings Limited, the Accounting Acquirer. See notes to consolidated financial statements.